Acquisitions Purchase Price Allocation (Details) (USD $) In Thousands, unless otherwise specified	Oct. 02, 2012 BP Texas Panhandle Acquisition [Member]	May 03, 2011 Crow Creek Acquisition [Member]	May 03, 2011 Crow Creek Acquisition [Member] Asset Retirement Obligation Costs [Member]	May 03, 2011 Crow Creek Acquisition [Member] Other Noncurrent Liabilities [Member]
Business Acquisition [Line Items]
Current assets	$ 779	$ 25,329
Oil and gas properties		572,097
Property, Plant and Equipment — Net	206,849	4,463
Rights-of-way and easements	27,232	3,192
Other assets		450
Derivatives		3,355
Current liabilities	(1,705)	(37,032)
Other liabilities	(2,600)		(4,394)	(1,440)
Deferred tax liability		(2,312)
Total purchase price	$ 230,555	$ 563,708